Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	[1]	$ 189.2	$ 134.7	$ 95.3
Comprehensive Income	[1]	$ 189.2	$ 134.7	$ 95.3

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.